ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Accounts payable	$ 539,260	$ 737,850	$ 175,405
Accrued officers compensation	837,800	813,050	811,250
Accrued royalties	311,006	295,042	174,985
Other	10,426	6,621	149,835
Total	$ 1,698,492	$ 1,852,563	$ 1,311,475